Income Tax - Effective income tax rate reconciliation (Details)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrealized gains on investments in Trust Account						2.80%
Valuation allowance					(21.00%)	65.70%
Income tax provision	11.30%	10.30%	362.80%	4.00%	(0.00%)	89.50%